Income taxes	6 Months Ended
Sep. 30, 2020
Income taxes
11. Income taxes
The following table presents the components of Income tax expense for the six months ended September 30, 2019 and 2020:

	Six months ended September 30,
	2019	2020
	(in millions of yen)

Current tax expense	88,437	79,954
Deferred tax expense (benefit)	(5,317)	57,807

Total income tax expense	83,120	137,761

The preceding table does not reflect the tax effects of items recorded directly in Equity for the six months ended September 30, 2019 and 2020. The detailed amounts recorded directly in Equity are as follows:

	Six months ended September 30,
	2019	2020
	(in millions of yen)
Net unrealized gains (losses) on available-for-sale securities:
Unrealized gains (losses)	11,023	579
Less: reclassification adjustments	(9,192)	306

Total	1,831	885

Pension liability adjustments:
Unrealized gains (losses)	(643)	83,994
Less: reclassification adjustments	(937)	321

Total	(1,580)	84,315

Own credit risk adjustments:
Unrealized gains (losses)	(43)	(2,351)
Less: reclassification adjustments	(588)	(1,259)

Total	(631)	(3,610)

Total tax effect before allocation to noncontrolling interests	(380)	81,590

The statutory tax rates were both 30.62% as of September 30, 2019 and 2020. The effective tax rates, 26.77% and 25.15%
for the six months ended September 30, 2019 and 2020, respectively, differed from the statutory tax rates. The difference of the tax rates for the six months ended September 30, 2019 was immaterial. The difference of the tax rates for the six months ended September 30, 2020 resulted mainly from the effect of noncontrolling interest income
 of consolidated VIEs.
At September 30, 2020, the MHFG Group had net operating loss carryforwards totaling ¥623 billion.
The total amount of unrecognized tax benefits was ¥4,382 million at September 30, 2020, which would, if recognized, affect the Group’s effective tax rate. The Group classifies interest and penalties accrued relating to unrecognized tax benefits as Income tax expense.
A portion of unrecognized tax benefits at March 31, 2020 was resolved in the six months period ended September 30, 2020
,
of which the amount was immaterial. The amount of additional unrecognized tax benefits for
the period related to the tax positions taken was
 also
immaterial. The MHFG Group does not anticipate that increases or decreases of unrecognized tax benefits within the next twelve months would have a material effect on its consolidated results of operations or financial condition.